Leases - Schedule of Operating and Finance Lease Term and Discount Rate (Detail)	Dec. 31, 2023	Dec. 31, 2022
Lessee Disclosure [Abstract]
Weighted average remaining lease term (in years) – operating leases	8 years 11 months 8 days	9 years 5 months 15 days
Weighted average remaining lease term (in years) – finance leases	10 years 2 months 26 days	9 years 10 months 20 days
Weighted average discount rate – operating lease	3.61%	3.12%
Weighted average discount rate – finance lease	3.82%	3.86%